Manditorily Redeemable Financial Instrument (Details) (USD $)	0 Months Ended	12 Months Ended
	Jun. 30, 2006	Mar. 31, 2012
Mandatorily Redeemable Financial Instrument [Abstract]
Mandatorily redeemable financial instrument	$ 1,400,000
Mandatorily redeemable financial instrument, release period	3 years
Mandatorily redeemable financial instrument, redeemable rate	20.00%
Mandatorily redeemable financial instrument, redeemable period	5 years
Mandatorily redeemable financial instrument, redemption price per share	$ 26
Mandatorily redeemable financial instrument, gain on valuation		50,000
Mandatorily redeemable financial instrument, redeemed during period, value		$ 1,417,312